Taxes (Details)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statutory rate to the Company's effective tax rate
China Statutory income tax rate	25.00%	25.00%
Effect of PRC preferential tax rate and tax exemption	0.20%	0.00%
Research and development ("R&D") tax credit	0.50%	2.00%
Effect of non-taxable government subsidy income	0.00%	1.60%
Non-PRC entities not subject to PRC tax	(6.20%)	(10.50%)
Change in valuation allowance	0.30%	0.00%
Others	(19.50%)	18.00%
Effective tax rate	0.30%	0.00%